INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

6.    INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2017	2018
Intangible assets with indefinite life:
Brand name (Note 3)	1,170	1,340
Master brand agreement (Note 3)	192	192
Intangible assets with definite life:
Franchise agreements	70	95
Non-compete agreement	0	0
Favorable lease agreements	256	278
Purchased software	65	69
Total	1,753	1,974
Less: Accumulated amortization	(109)	(140)
Total	1,644	1,834

Unfavorable lease

	As of December 31,
	2017	2018
Unfavorable lease agreements	4	3
Less: Accumulated amortization	(3)	(2)
Unfavorable lease agreements, net	1	1

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2016, 2017 and 2018 amounted to RMB17,  RMB31 and RMB39, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease excluding brand name and master brand agreement for the following years is as follows:

	Amortization for	Amortization for
	Intangible Assets	Unfavorable Lease	Net Amortization
2019	37	0	37
2020	35	0	35
2021	34	0	34
2022	32	0	32
2023	30	0	30
Thereafter	134	1	133
Total	302	1	301